Organization and principal activities (Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 21, 2012 USD ($) shares	Sep. 06, 2011	Dec. 31, 2016 CNY (¥) entity	Dec. 31, 2014 shares	Dec. 31, 2015	Dec. 31, 2010
Organization and principal activities [Line Items]
Number of shares issued in exchange for each share held by all existing shareholders of Duowan BVI pursuant to a share swap agreement		1
Number of VIEs considered as primary beneficiary | entity			2
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries | ¥			¥ 2,580,160
Common shares [Member]
Organization and principal activities [Line Items]
Number of shares converted into Class B common shares	548,408,914
Class A common shares [Member]
Organization and principal activities [Line Items]
Number of ADS issued and sold in IPO (in shares)	179,400,000			25,036,140
Number of common shares represented by each ADS	20		20	20	20
ADSs [Member]
Organization and principal activities [Line Items]
Number of ADS issued and sold in IPO (in shares)	8,970,000
Net proceeds received from IPO, after deducting commissions and offering expenses | $	$ 82,055
Preferred Shares [Member]
Organization and principal activities [Line Items]
Number of shares converted into Class B common shares	359,424,310
Duowan Entertainment Corporation [Member] | Zhuhai Duowan Technology [Member]
Organization and principal activities [Line Items]
Equity interest owned (as a percent)						100.00%
Huanju Shidai Technology Beijing Company Limited [Member] | Guangzhou Huaduo [Member] | Exclusive Technology Support and Technology Services Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement			30 days
Huanju Shidai Technology Beijing Company Limited [Member] | Guangzhou Huaduo [Member] | Exclusive Business Cooperation Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement			30 days
Huanju Shidai Technology Beijing Company Limited [Member] | Guangzhou Huaduo [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Term of agreement			10 years